CONSOLIDATED BALANCE SHEETS - Winvest Groups Ltd [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 93,670	$ 37,148
Accounts receivable	44,378	28,147
Prepaid expenses	9,931	155,354
Total current assets	147,979	220,648
Total Assets	147,979	220,648
Current liabilities
Accounts payable	36,336	23,746
Accrued liabilities	14,484	21,040
Project advances	100,000	100,000
Loan payable	46,538
Notes payable-related parties	633,339	561,830
Total current liabilities	830,698	706,615
Total liabilities	830,698	706,615
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT
Preferred stock Series A, $0.001 par value 300,000,000, shares authorized, 227,838,680, shares issued and outstanding as of March 31, 2023, and December 31, 2022, respectively	227,839	227,839
Common stock, Par Value $0.001, 4,500,000,000 shares authorized, 17,526,075 and 17,411,217 issued and outstanding as of March 31, 2023, and December 31, 2022	17,526	17,411
Additional paid in capital	103,571,797	103,113,871
Accumulated Deficit	(104,499,880)	(103,845,089)
Total Stockholders’ (Deficit)	(682,719)	(485,968)
Total Liabilities and Members’ deficit	$ 147,979	$ 220,648